Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of earnings per share basic and diluted

(in $ millions, except share and per share data)	2022
Numerator – Basic and diluted loss per share:
Net loss attributable to the Company’s Class A common stockholders (A)	$(25)
Add: Net loss attributable to non-controlling interests in subsidiaries(1)	(204)
Net loss attributable to the Company’s Class A and Class B common stockholders – Diluted (B)	$(229)

Denominator – Basic and diluted weighted average number of shares outstanding:
Weighted average number of Class A common stock outstanding – Basic (C)	51,266,570
Assumed conversion of Class B common stock	394,448,481
Weighted average number of Class A common stock outstanding – Diluted (D)	445,715,051

Basic loss per share attributable to the Company’s Class A common stockholders: (A) / (C)	$(0.50)

Diluted loss per share attributable to the Company’s Class A and Class B common stockholders: (B) / (D)	$(0.51)
(1)	Primarily represents net loss attributed to the Continuing JerseyCo Owners for the periods prior to the Business Combination and their proportionate share of income (loss) after the Business Combination.